Offerings	May 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	32,613,096
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 684,875,016.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 94,581.24
Offering Note	1(a) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(a) under the Securities Act of 1933, as amended (the "Securities Act"). 1(b) Includes the aggregate offering price of additional shares that the underwriters have the option to purchase.
Offering: 2
Offering:
Fee Previously Paid	true
Rule 457(a)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	4,761,904
Proposed Maximum Offering Price per Unit	21.00
Maximum Aggregate Offering Price	$ 99,999,984.00
Amount of Registration Fee	$ 13,810.00
Offering Note	2(a). The Registrant previously paid a registration fee of $13,810.00 in connection with initial public filing of the Registration Statement on Form S-1 on May 8, 2026. The fee was estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(o) under the Securities Act. This Maximum Aggregate Offering Price was originally registered under Rule 457(o) under the Securities Act and is now converting to Rule 457(a) under the Securities Act. 2(b). See note 1(b). above.